INTEREST-BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2023
Interest-bearing Loans And Borrowings
INTEREST-BEARING LOANS AND BORROWINGS

20.	INTEREST-BEARING LOANS AND BORROWINGS

			December 31,
			2022	2023	2023
			CNY	CNY	US$
	Interest rate	Maturity

Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	71,000	—	—

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	—	—

Total			74,000	—	—

The bank loan is due to the Bank of Communications and denominated in CNY.

As of December 31, 2022, the loan is secured by collection right (including intangible assets, trade receivables and contract assets) in connection with the Group's service concession arrangement (Note 10, 12 and 13) and 80% equity interest of the Company's subsidiary, Shaoguan Angrui. The loan is also guaranteed by Shanghai Onway, the Company's subsidiary, and Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”), a related company of the Group. The loan was derecognized as it was part of the wastewater treatment business disposed by the Company in year 2023 (Note 3).